Derecognition and offset of financial instruments_Financial liabilities subject to offset enforceable master netting agreements or similar agreements (Details) - KRW (₩)		6 Months Ended	12 Months Ended
		Jun. 30, 2018	Dec. 31, 2017
Net financial liabilities subject to offsetting enforceable master netting arrangements or similar agreements in statement of financial position [Abstract]
Gross amounts of recognized financial liabilities		₩ 41,313,632,000,000	₩ 47,171,791,000,000
Gross amounts of recognized financial liabilities set off		27,338,204,000,000	38,987,064,000,000
Net amounts of financial liabilities presented		13,975,428,000,000	8,184,727,000,000
Related amounts not set off in the consolidated statement of financial position
Netting agreements and others		12,118,939,000,000	7,163,786,000,000
Cash collateral pledged		208,955,000,000	157,750,000,000
Net amounts		₩ 1,647,534,000,000	₩ 863,191,000,000
Description of rights of setoff associated with financial liabilities subject to enforceable master netting arrangement or similar agreement		The Group possesses both the uncollected domestic exchange receivables and the unpaid domestic exchange payable, which satisfy offsetting criteria of IAS 32. Therefore, the total number of uncollected domestic exchange receivables or unpaid domestic exchange payable has been countervailed with part of unpaid domestic exchange payable or uncollected domestic exchange receivables and has been disclosed in loans at amortized cost and other financial assets (loans and receivables in previous year) or other financial liabilities of the Group’s statements of financial position. The Group possesses the derivative assets, derivative liabilities, receivable spot exchange and payable spot exchange that do not satisfy the offsetting criteria of IAS 32, but provide the Group under the circumstances of the trading party’s defaults, insolvency or bankruptcy, the right of offsetting. Item such as cash collateral cannot satisfy the offsetting criteria of IAS 32, but in accordance with the collateral arrangements and under the circumstances of the trading party’s default, insolvency or bankruptcy, the net amount of derivative assets and derivative liabilities, receivable spot exchange and payable spot exchange can be offset. The Group has entered into a resale and repurchase agreement and accounted it as a collateralized borrowing. The Group has also entered into a resale and purchase agreement and accounted it as a secured advance. The resale and repurchase agreements can have the offsetting right only under the trading party’s default, insolvency or bankruptcy, which do not satisfy the offsetting criteria of IAS 32. The Group recorded the collateralized borrowing in borrowings and the secured loans in loans and receivables. The Group under the repurchase agreements has offsetting right only upon the counterparty’s default, insolvency or bankruptcy; thus, the repurchase agreements are applied by the TBMA/ISMA Global Master Repurchase Agreement, which does not satisfy the offsetting criteria of IAS 32. The Group disclosed bonds sold (purchased) under repurchase(resale) agreements as borrowings loan at amortized cost and other financial assets (loans and receivables in previous year).	The Group possesses both the uncollected domestic exchange receivables and the unpaid domestic exchange payable, which satisfy offsetting criteria of IAS 32. Therefore, the total number of uncollected domestic exchange receivables or unpaid domestic exchange payable has been countervailed with part of unpaid domestic exchange payable or uncollected domestic exchange receivables and has been disclosed in loans at amortized cost and other financial assets (loans and receivables in previous year) or other financial liabilities of the Group’s statements of financial position. The Group possesses the derivative assets, derivative liabilities, receivable spot exchange and payable spot exchange that do not satisfy the offsetting criteria of IAS 32, but provide the Group under the circumstances of the trading party’s defaults, insolvency or bankruptcy, the right of offsetting. Item such as cash collateral cannot satisfy the offsetting criteria of IAS 32, but in accordance with the collateral arrangements and under the circumstances of the trading party’s default, insolvency or bankruptcy, the net amount of derivative assets and derivative liabilities, receivable spot exchange and payable spot exchange can be offset. The Group has entered into a resale and repurchase agreement and accounted it as a collateralized borrowing. The Group has also entered into a resale and purchase agreement and accounted it as a secured advance. The resale and repurchase agreements can have the offsetting right only under the trading party’s default, insolvency or bankruptcy, which do not satisfy the offsetting criteria of IAS 32. The Group recorded the collateralized borrowing in borrowings and the secured loans in loans and receivables. The Group under the repurchase agreements has offsetting right only upon the counterparty’s default, insolvency or bankruptcy; thus, the repurchase agreements are applied by the TBMA/ISMA Global Master Repurchase Agreement, which does not satisfy the offsetting criteria of IAS 32. The Group disclosed bonds sold (purchased) under repurchase(resale) agreements as borrowings loan at amortized cost and other financial assets (loans and receivables in previous year).
Derivative liabilities and others
Net financial liabilities subject to offsetting enforceable master netting arrangements or similar agreements in statement of financial position [Abstract]
Gross amounts of recognized financial liabilities	[1]	₩ 2,305,516,000,000	₩ 3,160,217,000,000
Gross amounts of recognized financial liabilities set off		0	1,710,000,000 [1]
Net amounts of financial liabilities presented	[1]	2,305,516,000,000	3,158,507,000,000
Payable spot exchange
Net financial liabilities subject to offsetting enforceable master netting arrangements or similar agreements in statement of financial position [Abstract]
Gross amounts of recognized financial liabilities	[2]	7,464,679,000,000	3,723,886,000,000
Gross amounts of recognized financial liabilities set off		0	0
Net amounts of financial liabilities presented	[2]	7,464,679,000,000	3,723,886,000,000
Derivative financial instruments liabilities and payable spot exchange [Member]
Related amounts not set off in the consolidated statement of financial position
Netting agreements and others		8,704,614,000,000	5,866,682,000,000
Cash collateral pledged		208,955,000,000	157,750,000,000
Net amounts		856,626,000,000	857,961,000,000
Bonds sold under repurchase agreements
Net financial liabilities subject to offsetting enforceable master netting arrangements or similar agreements in statement of financial position [Abstract]
Gross amounts of recognized financial liabilities	[3]	5,372,000,000	3,173,000,000
Gross amounts of recognized financial liabilities set off		0	0
Net amounts of financial liabilities presented	[3]	5,372,000,000	3,173,000,000
Related amounts not set off in the consolidated statement of financial position
Netting agreements and others	[3]	5,372,000,000	3,173,000,000
Cash collateral pledged		0	0
Net amounts		0	0
Domestic exchange payable
Net financial liabilities subject to offsetting enforceable master netting arrangements or similar agreements in statement of financial position [Abstract]
Gross amounts of recognized financial liabilities	[2],[4]	31,538,065,000,000	40,284,515,000,000
Gross amounts of recognized financial liabilities set off	[2],[4]	27,338,204,000,000	38,985,354,000,000
Net amounts of financial liabilities presented	[2],[4]	4,199,861,000,000	1,299,161,000,000
Related amounts not set off in the consolidated statement of financial position
Netting agreements and others	[2],[4]	3,408,953,000,000	1,293,931,000,000
Cash collateral pledged		0	0
Net amounts	[2],[4]	₩ 790,908,000,000	₩ 5,230,000,000

[1]	The items include derivatives held for trading, derivatives held for hedging and equity-linked securities.
[2]	The items are included in other financial liabilities
[3]	The items are included in borrowings.
[4]	Certain financial assets and liabilities are presented as net amounts.